Financial Information of WFI	12 Months Ended
Sep. 30, 2011
Financial Information WFI [Abstract]
Financial Information of WFI
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2011	2010
	(In thousands)
Assets
Cash	$27,699	$4,646
Investment in subsidiary	1,885,498	1,842,081
Other Assets	37	—
Dividend receivable	—	—
Total assets	$1,913,234	$1,846,727
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	6,700	5,580
Other liabilities	1	—
Total liabilities	6,701	5,580
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	$129,854	$129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147
Total liabilities and stockholders’ equity	$1,913,234	$1,846,727

Statements of Operations
Year ended September 30,	2011	2010	2009
	(In thousands)
Income
Dividends from subsidiary	$100,600	$—	$18,833
Other	—	14	24
Total Income	100,600	14	18,857
Expense
Miscellaneous	626	1,046	1,996
Total expense	626	1,046	1,996

Net income before equity in undistributed net income of subsidiary	99,974	(1,032)	16,861
Equity in undistributed net income of subsidiary	11,167	119,324	30,611
Income before income taxes	111,141	118,292	47,472
Income tax benefit	—	361	700
Net income	$111,141	$118,653	$48,172
Preferred dividends accrued	—	—	7,488
Net income available to common shareholders	$111,141	$118,653	$40,684

Statements of Cash Flows	2011	2010	2009
	(In thousands)
Cash Flows From Operating Activities
Net income	$111,141	$118,653	$48,172
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,382)	(119,324)	(30,611)
Decrease (increase) in dividend receivable	—	—	18,434
Decrease (increase) in other assets	(37)	1,309	(434)
Increase (decrease) in other liabilities	1,121	(421)	(11,589)
Net cash provided by (used in) operating activities	107,843	217	23,972
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	—	—	1,341
Net proceeds from follow on stock offering		—	333,177
Downstream stock offering proceeds to the Bank	—	—	(300,000)
Proceeds from issuance of preferred stock and warrants			200,000
Preferred stock redeemed			(200,000)
Increase (decrease) in borrowings	—	(14,310)	—
Treasury stock purchased	(59,680)	—	—
Dividends paid on preferred stock			(5,361)
Dividends paid on common stock	(26,796)	(22,450)	(18,847)
Net cash used by financing activities	(84,790)	(34,820)	10,490
Increase (decrease) in cash	23,053	(34,603)	34,462
Cash at beginning of year	4,646	39,249	4,787
Cash at end of year	$27,699	$4,646	$39,249